Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 127,000
Previously Paid Amount	0.00
Total Fee Amount	19.44
Total Offset Amount	0.00
Net Fee	19.44
Narrative - Max Aggregate Offering Price	$ 127,000
Final Prospectus	true